Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 666,501	$ 533,916	$ 554,690
Research and development	122,265	114,859	123,037
General and administrative	23,915	23,672	21,823
Sales and marketing	16,675	17,628	20,380
Total compensation recognized in income	8	5	22
Income tax benefit	11,712	416	994
Share Based Compensation [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	87	9	90
Research and development	4,467	339	3,165
General and administrative	368	50	387
Sales and marketing	603	59	544
Total compensation recognized in income	5,525	457	4,186
Income tax benefit	$ 1,176	$ 89	$ 894